Loss per share	12 Months Ended
Oct. 31, 2023
Earnings per share [abstract]
Loss per share [Text block]

14. Loss per share

Basic and diluted loss per share are calculated using the following numerators and denominators:

	2023	2022	2021
Numerator
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$(2,691,670)	$(2,287,095)	$(1,012,978)

Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	490,310,376	451,177,796	422,613,046

For the years ended October 31, 2023, 2022 and 2021, all stock options and conversion features were anti-dilutive and, therefore, are excluded from the calculation of diluted loss per share.